SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Director fees	$ 122,965	$ 131,469	$ 394,803	$ 375,368
Salaries	632,338	127,329	1,087,594	396,916
Share-based payments	297,738	223,364	697,301	527,224
Total	$ 1,053,041	$ 482,162	$ 2,179,698	$ 1,299,508